MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 486,412	$ 545,974	$ 575,871
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	207,496	250,471	239,241
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	72,492	85,979	99,679
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,149	4,115	5,397
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	103,587	108,149	131,085
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,566	15,514	17,715
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45,201	43,054	42,861
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 40,921	$ 38,692	$ 39,893